CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Consolidated net income	$ (8,422)	$ 2	$ 2,804	$ (8,420)	$ 5,944
Other comprehensive income
Actuarial gains and losses	(356)	133	(223)	(223)	(59)
Change in fair value of investments in equity instruments	90	(164)	74	(74)	107
Tax effect	101	(15)	59	86	14
Currency translation adjustment generated by the parent company	1,780	(1,976)	1,057	(196)	(474)
Items not potentially reclassifiable to profit and loss	1,615	(2,022)	967	(407)	(412)
Currency translation adjustment	(919)	(21)	(619)	(940)	187
Cash flow hedge	231	(1,524)	(246)	(1,293)	(373)
Variation of foreign currency basis spread	14	56	43	70	54
Share of other comprehensive income of equity affiliates, net amount	296	(1,223)	(135)	(927)	253
Other		3	1	3	2
Tax effect	(78)	445	69	367	107
Items potentially reclassifiable to profit and loss	(456)	(2,264)	(887)	(2,720)	230
Total other comprehensive income (net amount)	1,159	(4,286)	80	(3,127)	(182)
Comprehensive income	(7,263)	(4,284)	2,884	(11,547)	5,762
Group share	(7,253)	(4,171)	2,797	(11,424)	5,637
Non-controlling interests	$ (10)	$ (113)	$ 87	$ (123)	$ 125